Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel Customer Segment	Dec. 31, 2023 USD ($) Customer Vessel	Dec. 31, 2022 USD ($) Customer Vessel
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	24	24	23
Shipping revenues	$ 567,835	$ 556,075	$ 450,381
Number of major customers | Customer	5	5	5
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	7	5	5
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	17	19	18
Major Customer [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 348,836	$ 340,480	$ 223,131
Percentage of aggregate revenue	61.00%	61.00%	50.00%
Customer One [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 113,134	$ 87,379	$ 80,198
Customer Two [Member]
Information About Major Customers [Abstract]
Shipping revenues	98,634	84,493	68,829
Customer Three [Member]
Information About Major Customers [Abstract]
Shipping revenues	72,462	71,291	27,443
Customer Four [Member]
Information About Major Customers [Abstract]
Shipping revenues	40,368	57,641	26,873
Customer Five [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 24,237	$ 39,676	$ 19,788